Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2026
Derivative Instruments And Hedging Activities [Abstract]
Derivative instruments and hedging activities
15.	Derivative instruments and hedging activities
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, each description of derivative instruments and hedging activities related to the Financial Services business are presented only as of March 31, 2025.
Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates, interest rates and stock prices. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, swap agreements, option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services business for ALM purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. Other than derivatives utilized in the Financial Services business for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services business are executed within certain limits in accordance with an internal risk management policy.
A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:
Foreign exchange forward contracts, swap agreements and currency option contracts
Foreign exchange forward contracts, swap agreements and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated or anticipated by Sony’s transactions and accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts expire in the same month as the corresponding purchased foreign currency option contracts.
Sony also entered into foreign exchange forward contracts and foreign currency option contracts which effectively fixed the cash flows from certain forecasted purchase and sale transactions denominated in foreign currencies for the fiscal years ended March 31, 2024, 2025 and 2026. The ineffective portions of the hedging relationships were not significant. Accordingly, these derivatives have been designated as cash flow hedges.
Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are measured at fair value with changes in value recognized in financial income and financial expenses.
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the changes in fair value of foreign exchange forward contracts, foreign currency option contracts and swap agreements held by certain subsidiaries in the Financial Services business previously recorded under financial services revenue have been reclassified and are included in net income (loss) from discontinued operations.

Interest rate swap agreements (including interest rate and currency swap agreements)
Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying borrowings and debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services business are used for reducing the risk arising from the changes in the fair value of fixed rate bonds. In addition, these interest rate swap agreements are used as hedging instruments such as cash flow hedges and fair value hedges. The ineffectiveness of the hedging relationship was not significant for the fiscal years ended March 31, 2024, 2025 and 2026.
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the changes in fair value of interest rate swap agreements held by certain subsidiaries in the Financial Services business as part of their ALM previously recorded under financial services revenue have been reclassified and are included in net income (loss) from discontinued operations.
Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are measured at fair value with changes in value recognized in net profit or loss as financial income/expenses.
Option contracts (equity contracts)
Option contracts related to equity contracts are used to hedge the market price fluctuation risk of the shares held, and changes in fair value are immediately recognized in net profit or loss as finance income/expenses.
Other agreements
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the changes in fair value of equity future contracts, equity swap agreements, bond future contracts, interest rate swaption agreements and other currency contracts held by certain subsidiaries in the Financial Services business as part of their ALM previously recorded under financial services revenue have been reclassified and are included in net income (loss) from discontinued operations. Certain bond futures contracts are used as hedging instruments in fair value hedges to reduce the risk of fluctuations in the fair value of fixed rate bonds due to changes in market interest rates. The ineffectiveness of the hedging relationship was not significant for the fiscal years ended March 31, 2025 and 2026. In addition, the hybrid financial instruments, disclosed in Note 5 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are measured at fair value.
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	March 31, 2025		March 31, 2026
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	65,075	12,674	20,982	-
Interest rate swaptions agreements	358	3,161	-	-

Foreign exchange contracts
Foreign exchange forward contracts	4,173	10,542	4,619	10,238
Swap agreements	5,743	3,117	2,199	3,976
Currency option contracts purchased	782	671	76	-
Currency option contracts written	-	3	-	339
Other currency contracts	4,557	1,445	78	-

Equity contracts
Equity future contracts	910	514	-	-
Equity swap agreements	911	-	-	-
Option contracts	2,346	118,606	-	55,663
Bond contracts
Bond forward contracts written	1,286	3,793	-	-

Total derivatives	86,141	154,526	27,954	70,216

The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	March 31, 2025
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	14,292	-	14,292	178	-	Current assets: Other financial assets
Average rate (JPY/USD)	150.4	-
Currency option bought contracts	43,144	-	43,144	777	-	Current assets: Other financial assets
Average rate (JPY/USD)	145.8	-
Currency option sold contracts	44,365	-	44,365	-	671	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	149.9	-
Interest rate swap agreements	-	179,232	179,232	25,139	-	Non-current assets: Other financial assets
Average rate	-	1.5%

	Yen in millions
	March 31, 2026
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	2,723	-	2,723	-	134	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	151.3	-
Currency option bought contracts	17,918	-	17,918	76	-	Current assets: Other financial assets
Average rate (JPY/USD)	153.1	-
Currency option sold contracts	18,331	-	18,331	-	339	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	156.7	-
Interest rate swap agreements	-	191,820	191,820	20,982	-	Non-current assets: Other financial assets
Average rate	-	1.5%

	Yen in millions
	March 31, 2025
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Fair value hedging relationships
Bond futures contracts written	124,401	-	124,401	-	2,509	Current liabilities: Other financial liabilities
Average unit price	119.8	-
Interest rate swap agreements	-	411,204	411,204	15,029	1,567	Non-current assets: Other financial assets / Non-current liabilities: Other financial liabilities
Average rate	-	3.0%

As a result of the
execution
of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of derivative instruments which are designated as hedging instruments of fair value hedges as of March 31, 2026.
Changes in the fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2025 and 2026 are summarized as follows:

	Yen in millions
	Foreign exchange contracts	Interest rate contracts	Total
Balance as of April 1, 2024	(1,720)	21,485	19,765

Changes in fair value of hedging instruments recognized in other comprehensive income	(6,238)	854	(5,384)
Reclassification adjustments to profit (loss) for the year *1*2	8,824	(8,391)	433
Deferred tax	(791)	1,447	656

Balance as of March 31, 2025	75	15,395	15,470

Changes in fair value of hedging instruments recognized in other comprehensive income	(10,377)	2,961	(7,416)
Reclassification adjustments to profit (loss) for the year *1*2	9,695	(6,866)	2,829
Deferred tax	331	872	1,203

Balance as of March 31, 2026	(276)	12,362	12,086

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2025 and 2026, hedge ineffectiveness recognized in profit or loss was not material.
The carrying amount of hedged items classified as fair value hedges and the accumulative fair value hedge adjustments during the fiscal year ended March 31, 2025 are as follows:

	Yen in millions
	March 31, 2025
	Carrying amount of hedged items		Accumulative fair value hedge adjustments		Presentation in the consolidated statements of financial position
	Asset	Liability	Asset	Liability
Fixed rate bonds	485,960	-	(3,330)	-	Investments and advances in the Financial Services segment (Non-current)

As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of the carrying amount of hedged items classified as fair value hedges or of the accumulative fair value hedge adjustments as of March 31, 2026.